Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wilshire Variable Insurance Trust
Entity Central Index Key	0001026708
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Wilshire Global Allocation Fund
Shareholder Report [Line Items]
Fund Name	Wilshire Global Allocation Fund
Class Name	Wilshire Global Allocation Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire Global Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
Additional Information Phone Number	1-866-591-1568
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wilshire Global Allocation Fund	$23[1]	0.44%[2]
[1],[2]
Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.44%	[2]
Net Assets	$ 483,500,354
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$483,500,354
Number of Holdings	10
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Top 10 Issuers	(% of Net Assets)
Wilshire International Equity Fund	23.2%
Wilshire Income Opportunities Fund	20.9%
Wilshire Large Company Growth Portfolio	16.5%
Wilshire Large Company Value Portfolio	16.2%
Vanguard Total International Bond Index Fund	14.0%
Vanguard Mega Cap Index Fund	2.1%
Fidelity Emerging Markets Index Fund	2.0%
Vanguard Long-Term Bond Index Fund	2.0%
Wilshire Small Company Growth Portfolio	1.5%
Wilshire Small Company Value Portfolio	1.5%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature.

[1]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.

[2]
2	Annualized.